Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans	Note 11 – Retirement Plans The Corporation sponsors a 401(k) plan for substantially all employees. There were no required matching contributions for 2011 or 2010.